CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,985,678	$ 1,149,342	$ 5,660,427	$ 2,739,439
Cost of revenue	902,984	587,464	2,626,815	1,384,145
Gross profit	1,082,694	561,878	3,033,612	1,355,294
Operating expenses:
Selling and marketing	871,875	610,662	2,462,865	1,421,127
Research and development	215,253	49,667	194,429	181,303
General and administrative	2,136,326	1,064,625	4,950,138	4,271,510
Total operating expenses	3,223,454	1,724,954	7,607,432	5,873,940
Operating loss	(2,140,760)	(1,163,076)	(4,573,820)	(4,518,646)
Other income (expense):
Unrealized loss on derivative liabilities			0	(155,027)
Unrealized (loss) gain on marketable securities	(18)	228	(240)	(450)
Loss on settlement of debt			(267,812)	(15,724)
Interest income (expense), net	(648)	237	(178,002)	(917,992)
Total other (loss) income	(666)	465	(446,054)	(1,089,193)
Net loss	(2,141,426)	(1,162,611)	(5,019,874)	(5,607,839)
Dividends on Series A Convertible Preferred Stock	(12,945)	(13,750)	(53,740)	(75,206)
Net loss available to common stockholders	$ (2,154,371)	$ (1,176,361)	$ (5,073,614)	$ (5,683,045)
Net loss per common share-basic and diluted	$ (0.28)	$ (0.18)	$ (0.74)	$ (1.21)
Weighted average common shares outstanding-basic and diluted	7,611,296	6,466,563	6,892,238	4,693,437